Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share

7. Net Loss per Share

The Company calculates its basic and diluted net loss per share in conformity with the two-class method required for companies with participating securities. Under the two-class method, in periods when the Company has net income, net income is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and convertible preferred stock. In computing diluted net income, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities.

The Company’s basic net loss per share is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, convertible preferred stock, options to purchase common stock, RSUs and preferred and common stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share as their effect is antidilutive as the Company had net losses for the three months ended March 31, 2014 and 2015.

The following table sets forth the computation of net loss per common share (in thousands, except per share data):

	Three Months Ended March 31,
	2014	2015
Net loss	$(767)	$(7,144)
Weighted-average shares used in computing basic and diluted net loss per share	6,750,834	30,026,197

Basic and diluted net loss per share	$(0.11)	$(0.24)

The following securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended March 31,
	2014	2015
Convertible preferred stock	15,510,330	—
Employee stock options	4,139,687	4,959,143
RSUs	—	1,202,313
ESPP	—	83,222
Convertible preferred stock warrants	102,161	—

Total	19,752,178	6,244,678

8. Net Loss per Share

The Company calculates its basic and diluted net loss per share in conformity with the two-class method required for companies with participating securities. Under the two-class method, in periods when the Company has net income, net income is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and convertible preferred stock. In computing diluted net income, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities.

The Company’s basic net loss per share is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, convertible preferred stock, options to purchase common stock, RSUs and preferred and common stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share as their effect is antidilutive as the Company had net losses for the years ended December 31, 2012, 2013 and 2014.

The following table sets forth the computation of net loss per common share (in thousands, except per share data):

	Years Ended December 31,
	2012	2013	2014
Net loss	$(3,565)	$(7,411)	$(4,444)
Weighted-average shares used in computing basic and diluted net loss per share	6,433,819	6,612,621	19,928,003

Basic and diluted net loss per share	$(0.55)	$(1.12)	$(0.22)

The following securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2012	2013	2014
Convertible preferred stock	13,824,944	15,510,314	—
Employee stock options	3,023,803	3,695,466	5,166,223
RSUs	—	—	998,145
ESPP	—	—	123,817
Convertible preferred stock warrants	102,161	102,161	—

Total	16,950,908	19,307,941	6,288,185